1933 Act File No. 333-85850

1940 Act File No. 811-21073

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

[ ]

Pre-Effective Amendment No.

[ ]

Post-Effective Amendment No. 35

[X]

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No. 37

(Check Appropriate Box or Boxes)

Bragg Capital Trust

(Exact Name of Registrant as Specified in Charter)

1031 South Caldwell Street, Suite 200

 Charlotte, NC 28203

 (Address of principal Executive Offices)

(704) 714-7711

(Registrant's Telephone Number, Including Area Code)

Steven Scruggs

1031 South Caldwell Street, Suite 200

 Charlotte, NC 28203

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 43215-6101

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933, as amended.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and that it has duly caused this Post-effective Amendment number 35 to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina, on October 7, 2020.

Bragg Capital Trust

By:	/s/ Steven H. Scruggs
Steven H. Scruggs,
President/Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and or the duties indicated on October 7, 2020.

/s/ Steven H. Scruggs
Steven H. Scruggs, President,
CEO/Principal Executive Officer, Trustee

/s/ Benton S. Bragg
Benton S. Bragg, Treasurer
CFO/Principal Financial Officer/ Principal Accounting Officer, Trustee

Philip C. Blount, III*, Trustee

Timothy J. Ignasher*, Trustee

Christopher B. Brady*, Trustee

Harold J. Smith*, Trustee

*	Steven H. Scruggs, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Bragg Capital Trust pursuant to the powers of attorney duly executed by such persons.

By	/s/ Steven H. Scruggs
Steven H. Scruggs
Attorney-in-Fact

Exhibit Index

Index No.		Description of Exhibit
1.	EX-101.INS	XBRL Instance Document
2.	EX-101.SCH	XBRL Taxonomy Extension Schema Document
3.	EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
4.	EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
5.	EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
6.	EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase